Net debt - Reconciliation of changes in liabilities arising from financing activities (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Changes in liabilities arising from financing activities [abstract]
Liabilities arising from financing activities, beginning balance	£ (31,124)	£ (30,566)	£ (28,502)
Impact of transition to IFRS 16				£ (474)
Cash flow	(9,844)	(2,178)	690
Fair value gains and losses	(186)	(142)	(288)
Foreign exchange movements	(652)	1,710	(807)
Interest charges	(1,231)	(935)	(1,101)
Other non-cash movements	34	(136)	(84)
Reclassification to held for sale	5,048	1,123
Liabilities arising from financing activities, ending balance	(46,215)	(31,124)	(30,566)
Western Power Distribution
Changes in liabilities arising from financing activities [abstract]
Acquisition of WPD	(8,260)
Borrowings
Changes in liabilities arising from financing activities [abstract]
Liabilities arising from financing activities, beginning balance	(31,220)	(30,794)	(28,730)
Impact of transition to IFRS 16				(474)
Cash flow	(9,993)	(2,336)	450
Fair value gains and losses	286	159	(57)
Foreign exchange movements	(652)	1,710	(807)
Interest charges	(1,177)	(946)	(1,092)
Other non-cash movements	34	(136)	(84)
Reclassification to held for sale	5,543	1,123
Liabilities arising from financing activities, ending balance	(45,465)	(31,220)	(30,794)
Borrowings | Western Power Distribution
Changes in liabilities arising from financing activities [abstract]
Acquisition of WPD	(8,286)
Financing derivatives
Changes in liabilities arising from financing activities [abstract]
Liabilities arising from financing activities, beginning balance	96	228	228
Impact of transition to IFRS 16				£ 0
Cash flow	149	158	240
Fair value gains and losses	(472)	(301)	(231)
Foreign exchange movements	0	0	0
Interest charges	(54)	11	(9)
Other non-cash movements	0	0	0
Reclassification to held for sale	(495)	0
Liabilities arising from financing activities, ending balance	(750)	£ 96	£ 228
Financing derivatives | Western Power Distribution
Changes in liabilities arising from financing activities [abstract]
Acquisition of WPD	£ 26